Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

14.  Income taxes

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no withholding tax is imposed.

Hong Kong

The subsidiary incorporated in Hong Kong is subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the years ended December 31, 2018, 2019 and 2020, the Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, Weidai HK and Rymo Technology Industry Limited are  exempted from income tax on its foreign-derived income and there is no withholding taxes in Hong Kong on remittance of dividends.

China

The Company’s subsidiary, VIE and VIE’s subsidiaries domiciled in the PRC were subject to 25% statutory income tax rate in the periods presented. Zhejiang Qunshuo Electronics Co., Ltd. and Hangzhou Yaohong Technology Co., Ltd. qualify as High and New Technology Enterprise ("HNTE") companies in the PRC, and are entitled to pay a reduced income tax rate of 15% for the period from January 1, 2019 to December 31, 2021. A HNTE Certificate is valid for three years. An entity may re-apply for an HNTE certificate when the prior certificate expires.

The Enterprise Income Tax Law (the “EIT Law”) of the PRC includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC’s 25% EIT. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, and properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Withholding tax on undistributed dividends

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the Arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with respect to Taxes on Income in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).

The Company did not provide for foreign withholding taxes on the undistributed earnings of foreign subsidiaries during the years presented on the basis of its intent to permanently reinvest its foreign subsidiaries’ earnings.

Super deduction on research and development (“R&D”) expenses

Under the EIT law of the PRC, qualified enterprises can enjoy a 175% super deduction for eligible R&D expenses in the year ended 2018, 2019 and 2020. During the years ended December 31, 2018, 2019 and 2020, RMB86,686,  RMB85,810 and RMB30,112  (US$4,615) of R&D expense was eligible for the super deduction, which accounts for an RMB16,254,  RMB13,919 and RMB5,646 (US$865) decrease in tax expense, respectively.

The Company generates substantially all of its profit before income tax in the PRC. The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Current income tax	330,859	365,292	45,248	6,935
Deferred income tax	(171,230)	(260,049)	271,238	41,569
	159,629	105,243	316,486	48,504

The principal components of the deferred tax assets are as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Deferred tax assets
Allowance for loans and advances	492,923	613,056	93,955
Net operating loss carry forwards	48,715	70,220	10,762
Accruals for share-based compensation	41,518	42,636	6,534
Accruals for payroll and other costs	13,590	13,589	2,084
Accruals for other liabilities	4,801	30,558	4,683
Contract liabilities	86,573	36,469	5,589
Less: valuation allowance	(13,031)	(402,676)	(61,714)
Balance at the end of the year	675,089	403,852	61,893

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis. As of December 31, 2019 and 2020, valuation allowances on deferred tax assets are mainly arising from tax loss carry forwards because the Company believes that it is more-likely-than-not that certain of the subsidiaries, VIEs and subsidiaries of the VIE registered in the PRC will not be able to generate sufficient taxable income in the near future, to utilize the tax loss carry forwards.

A reconciliation of the differences between the PRC statutory tax rate is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Income/(loss) before provision of income tax	764,259	368,485	(397,857)	(60,974)
PRC statutory income tax rate	25%	25%	25%	25%
Income tax computed at statutory tax rate	191,065	92,121	(99,465)	(15,244)
Difference on tax rate	—	(18,427)	8,803	1,349
Research and development super-deduction	(16,254)	(13,919)	(5,646)	(865)
Non-deductible/non-taxable items	29,916	34,168	23,148	3,548
Changes in valuation allowance	(45,098)	11,300	389,646	59,716
Income tax expenses	159,629	105,243	316,486	48,504

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2018, 2019 and 2020. The Company did not incur any interest and penalties related to potential underpaid income tax expenses. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

In general, the PRC tax authority has up to five years to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ and VIEs and subsidiaries of the VIEs’ tax years 2015 through 2020 remain open to examination by the taxing jurisdictions. According to PRC tax regulations, the PRC net operating loss can generally carry forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred. Carryback of losses is not permitted. As of December 31, 2020, the Company had net operating losses of RMB301,814  (US$46,255) which will be available to offset future taxable income. If not used, these carryforwards will expire between the year ended December 31, 2022 and 2025.